STOCK BASED COMPENSATION (Details - RSU activity) - Restricted Stock Units (RSUs) [Member]	6 Months Ended
Jun. 30, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Rsu shares outstanding, Beginning | shares	15,749
Weighted average grant date fair value per unit, Beginning | $ / shares	$ 10.72
RSU's granted | shares	0
RSU's granted, weighted-average grant date fair value per unit | $ / shares	$ 0
RSU's vested | shares	(3,953)
RSU's vested, weighted-average grant date fair value per unit | $ / shares	$ 10.30
RSU's forfeited | shares	(6,942)
RSU's forfeited, weighted-average grant date fair value per unit | $ / shares	$ 13.42
Number of Rsu shares outstanding, Ending | shares	4,854
Weighted average grant date fair value per unit, Ending | $ / shares	$ 7.20